GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Dec. 31, 2021	Dec. 31, 2016
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	$ 23,235
Balance as of ending	23,892	$ 23,235
Solutions segment cash generating unit
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss recognised in profit or loss goodwill	0	0	$ 0
Clearit cash generating unit
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill			7,607
Impairment loss recognised in profit or loss goodwill		0	0
Shipsta
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill				$ 2,546
WebCargo
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill						$ 2,298
7LFreight
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill					$ 5,723
Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	28,664	28,664
Initially consolidated subsidiary	6,084
Revaluation recognized in OCI	(320)
Balance as of ending	34,428	28,664	28,664
Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	5,429	3,571
Amortization recognized in the year	2,112	1,858
Impairment	3,000
Revaluation recognized in OCI	(5)
Balance as of ending	10,536	5,429	3,571
Accumulated amortization and impairment | Cost of revenue
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	1,190	1,036	764
Accumulated amortization and impairment | Selling and marketing expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	922	822	801
Goodwill
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	15,628
Balance as of ending	15,040	15,628
Goodwill | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	15,628	15,628
Initially consolidated subsidiary	2,546
Revaluation recognized in OCI	(134)
Balance as of ending	18,040	15,628	15,628
Goodwill | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment	3,000
Balance as of ending	3,000
Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	5,093
Balance as of ending	5,071	5,093
Technology | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	7,271	7,271
Initially consolidated subsidiary	1,230
Revaluation recognized in OCI	(65)
Balance as of ending	8,436	7,271	7,271
Technology | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,178	1,142
Amortization recognized in the year	1,190	1,036
Revaluation recognized in OCI	(3)
Balance as of ending	3,365	2,178	1,142
Trade Name | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85	85
Balance as of ending	85	85	85
Trade Name | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85	85
Balance as of ending	85	85	85
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,514
Balance as of ending	3,781	2,514
Customer relationships | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	5,480	5,480
Initially consolidated subsidiary	2,308
Revaluation recognized in OCI	(121)
Balance as of ending	7,667	5,480	5,480
Customer relationships | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,966	2,144
Amortization recognized in the year	922	822
Revaluation recognized in OCI	(2)
Balance as of ending	3,886	2,966	2,144
Customer database | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200	200
Balance as of ending	200	200	200
Customer database | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200	200
Balance as of ending	$ 200	$ 200	$ 200